3. Basis of Presentation and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
BasisOfPresentationAndSignificantAccountingPoliciesTablesAbstract
Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. We record depreciation using the straight-line method over the following estimated useful lives:

Equipment	3 – 5 years
Furniture and fixtures	5 years
Software	3 years
Leasehold improvements	Lesser of lease term or life of improvements

Equipment	3 – 5 years
Furniture and fixtures	5 years
Software	3 years
Leasehold improvements	Lesser of lease term or life of improvements

Net operating loss carryforwards
	March 31,	December 31,
	2014	2013
Combined NOL Carryforwards:
Federal	$48,480,486	$47,728,300
California	$45,235,036	44,482,850

	December 31,
	2013	2012
Combined NOL Carryforwards:
Federal	$47,728,300	$40,240,679
California	44,482,850	36,995,229